Other long-term liabilities, Capital Lease (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital lease net value
Equipment and module	¥ 1,236,774	¥ 500,389
Less: accumulated depreciation	(59,790)	(10,726)
Net Value	¥ 1,176,984	¥ 489,663